UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vollero Beach Capital Partners LLC

Address:   645 Madison Ave
           9th Floor
           New York, New York 10022


Form 13F File Number: 028-14279


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lubman
Title:  Chief Financial Officer
Phone:  (212) 584-4784

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lubman                 New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      381,269
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14281             Robert A. Vollero, Jr.
----  --------------------  ----------------------------------------------------
2     028-14280             Gentry T. Beach
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGCO CORP                    COM             001084102      665    19,248 SH       DEFINED    1,2         19,248      0    0
ALCOA INC                    COM             013817101    3,033   316,948 SH       DEFINED    1,2        316,948      0    0
ANADARKO PETE CORP           COM             032511107    5,229    82,933 SH       DEFINED    1,2         82,933      0    0
ARCHER DANIELS MIDLAND CO    COM             039483102    2,709   109,188 SH       DEFINED    1,2        109,188      0    0
ATP OIL & GAS CORP           COM             00208J108    1,560   202,300     PUT  DEFINED    1,2        202,300      0    0
BRIGHAM EXPLORATION CO       COM             109178103    2,642   104,559 SH       DEFINED    1,2        104,559      0    0
CABOT OIL & GAS CORP         COM             127097103   21,766   351,573 SH       DEFINED    1,2        351,573      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105    9,366   225,480 SH       DEFINED    1,2        225,480      0    0
CHART INDS INC               COM PAR $0.01   16115Q308    2,336    55,371 SH       DEFINED    1,2         55,371      0    0
CHESAPEAKE ENERGY CORP       COM             165167107   25,843 1,011,480 SH       DEFINED    1,2      1,011,480      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    9,257   323,336 SH       DEFINED    1,2        323,336      0    0
CNH GLOBAL N V               SHS NEW         N20935206      693    26,414 SH       DEFINED    1,2         26,414      0    0
COMMERCIAL METALS CO         COM             201723103    2,796   294,001 SH       DEFINED    1,2        294,001      0    0
CONTINENTAL RESOURCES INC    COM             212015101    6,744   139,419 SH       DEFINED    1,2        139,419      0    0
DENBURY RES INC              COM NEW         247916208    8,512   740,200     CALL DEFINED    1,2        740,200      0    0
DRESSER-RAND GROUP INC       COM             261608103    6,582   162,399 SH       DEFINED    1,2        162,399      0    0
DRIL-QUIP INC                COM             262037104    2,288    42,437 SH       DEFINED    1,2         42,437      0    0
ENSCO PLC                    SPONSORED ADR   29358Q109   12,175   301,139 SH       DEFINED    1,2        301,139      0    0
EQT CORP                     COM             26884L109   20,318   380,767 SH       DEFINED    1,2        380,767      0    0
FLOTEK INDS INC DEL          COM             343389102    1,390   297,542 SH       DEFINED    1,2        297,542      0    0
FOREST OIL CORP              COM PAR $0.01   346091705    6,572   634,500     CALL DEFINED    1,2        634,500      0    0
GOLAR LNG LTD BERMUDA        SHS             G9456A100    1,369    43,083 SH       DEFINED    1,2         43,083      0    0
GRAFTECH INTL LTD            COM             384313102    1,786   140,623 SH       DEFINED    1,2        140,623      0    0
GULFPORT ENERGY CORP         COM NEW         402635304   17,873   739,181 SH       DEFINED    1,2        739,181      0    0
HESS CORP                    COM             42809H107   18,960   361,425 SH       DEFINED    1,2        361,425      0    0
HUNTSMAN CORP                COM             447011107    3,191   330,005 SH       DEFINED    1,2        330,005      0    0
JAMES RIVER COAL CO          COM NEW         470355207    4,715   740,200     CALL DEFINED    1,2        740,200      0    0
KBR INC                      COM             48242W106    8,544   361,585 SH       DEFINED    1,2        361,585      0    0
KENNAMETAL INC               COM             489170100    5,840   178,381 SH       DEFINED    1,2        178,381      0    0
MAGNUM HUNTER RES CORP DEL   COM             55973B102   11,225 3,391,153 SH       DEFINED    1,2      3,391,153      0    0
MARTIN MARIETTA MATLS INC    COM             573284106    1,230    19,453 SH       DEFINED    1,2         19,453      0    0
MCDERMOTT INTL INC           COM             580037109    9,460   879,157 SH       DEFINED    1,2        879,157      0    0
MONSANTO CO NEW              COM             61166W101    8,013   133,462 SH       DEFINED    1,2        133,462      0    0
MURPHY OIL CORP              COM             626717102    7,931   179,595 SH       DEFINED    1,2        179,595      0    0
NAVISTAR INTL CORP           PFD SR D CONV   638901306    1,144    35,619 SH       DEFINED    1,2         35,619      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103    6,861   233,764 SH       DEFINED    1,2        233,764      0    0
NUCOR CORP                   COM             670346105    2,755    87,073 SH       DEFINED    1,2         87,073      0    0
OCEANEERING INTL INC         COM             675232102    6,510   184,211 SH       DEFINED    1,2        184,211      0    0
OCEANEERING INTL INC         COM             675232102    3,817   108,000     CALL DEFINED    1,2        108,000      0    0
OIL STS INTL INC             COM             678026105    7,284   143,053 SH       DEFINED    1,2        143,053      0    0
PARKER HANNIFIN CORP         COM             701094104    2,947    46,684 SH       DEFINED    1,2         46,684      0    0
PATRIOT COAL CORP            COM             70336T104    5,367   634,400     CALL DEFINED    1,2        634,400      0    0
REX ENERGY CORPORATION       COM             761565100    8,324   658,003 SH       DEFINED    1,2        658,003      0    0
ROWAN COS INC                COM             779382100    8,839   292,782 SH       DEFINED    1,2        292,782      0    0
SCHLUMBERGER LTD             COM             806857108   25,940   434,294 SH       DEFINED    1,2        434,294      0    0
SCHNITZER STL INDS           CL A            806882106    2,722    73,961 SH       DEFINED    1,2         73,961      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   13,730   234,654 SH       DEFINED    1,2        234,654      0    0
SM ENERGY CO                 COM             78454L100   12,068   198,985 SH       DEFINED    1,2        198,985      0    0
TRANSOCEAN LTD               REG SHS         H8817H100   16,221   339,777 SH       DEFINED    1,2        339,777      0    0
VANTAGE DRILLING COMPANY     ORD SHS         G93205113      944   754,918 SH       DEFINED    1,2        754,918      0    0
WEATHERFORD INTERNATIONAL LT REG SHS         H27013103    3,183   260,718 SH       DEFINED    1,2        260,718      0    0
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